UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

 1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

9/30

Date of reporting period:  12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Timothy Plan Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 92.8%
	AEROSPACE/DEFENSE - 0.9%
2,765	BE Aerospace, Inc. *	$ 136,591

	APPAREL - 3.0%
2,250	Carter's, Inc. *	125,212
750	Michael Kors Holdings, Ltd. *	38,272
2,175	Oxford Industries, Inc.	100,833
1,400	Steven Madden, Ltd. *	59,178
975	V.F. Corporation	147,196
		470,691
	BANKS - 6.5%
465	Bryn Mawr Bank Corp.	10,355
8,205	Cardinal Financial Corp.	133,495
12,400	Cathay General Bancorp.	241,800
5,950	CIT Group, Inc. *	229,908
10,150	First Horizon National Corp.	100,586
2,425	State Bank Financial Corp.	38,509
6,125	TCF Financial Corp.	74,419
8,645	Zions Bancorp.	185,003
		1,014,075
	BIOTECHNOLOGY - 0.4%
8,305	Dynavax Technologies Corp. *	23,752
2,430	Incyte Corp., Ltd. *	40,362
		64,114
	CHEMICALS - 1.1%
2,200	Ashland, Inc.	176,902

	COMMERCIAL SERVICES - 5.4%
1,870	Cardtronics, Inc. *	44,394
4,394	FleetCor Technologies, Inc. *	235,738
3,420	Monro Muffler Brake, Inc.	119,597
4,575	PHH Corp. *	104,081
1,656	Team, Inc. *	62,994
2,885	Verisk Analytics, Inc. *	147,135
12,040	WNS Holdings, Ltd. *	125,577
		839,516
	COMPUTERS - 3.7%
2,110	Fortinet, Inc. *	44,458
575	HIS, Inc. *	55,200
2,090	Manhattan Associates, Inc. *	126,111
5,780	Mentor Graphics Corporation *	98,376
2,025	RiverBed Technology, Inc.*	39,933
3,435	Teradata Corp. *	212,592
		576,670
	DISTRIBUTION/WHOLESALE - 2.2%
545	MWI Veterinary Supply, Inc. *	59,950
4,260	WESCO International, Inc. *	287,252
		347,202
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
1,415	Affiliated Managers Group, Inc. *	184,162
5,094	Discover Financial Services	196,374
840	IntercontinentalExchange, Inc. *	104,000
4,120	Ocwen Financial Corp. *	142,511
		627,047
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
1,105	Hubbell, Inc.	93,516
5,525	Universal Display Corp. *	141,550
		235,066
	ELECTRONICS - 4.3%
2,775	Amphenol Corp.	179,543
455	Mettler Toledo International *	87,952
550	OSI Systems, Inc. *	35,222
2,755	Trimble Navigation, Ltd. *	164,694
2,350	Waters Corp. *	204,732
		672,143
	ENGINEERING & CONSTRUCTION - 0.3%
1,965	Dycom Industries, Inc. *	38,907

	ENTERTAINMENT- 1.5%
3,695	Six Flags Entertainment Corp.	226,134

	ENVIRONMENTAL CONTROL - 0.5%
2,310	Waste Connections, Inc.	78,055

	FOOD - 1.2%
3,000	Mccormick & Company, Inc.	190,590

	HEALTHCARE-PRODUCTS - 4.8%
1,480	Align Technology, Inc. *	41,070
720	Cyberonics, Inc. *	37,822
3,025	Hologic, Inc. *	60,591
4,900	Icon PLC - ADR *	136,024
1,005	IPC The Hospitalist Co. *	39,909
2,970	NxStage Medical, Inc. *	33,412
852	Sirona Dental Systems, Inc. *	54,920
2,575	Thoratec Corp. *	96,614
2,570	Tornier NV *	43,150
4,225	Trinity Biotech PLC	60,924
2,800	Volcano Corp. *	66,108
1,590	Wellcare Health Plans, Inc. *	77,417
		747,961
	HOUSEHOLD PRODUCTS - 0.4%
3,050	Tumi Holdings, Inc. *	63,592

	INSURANCE - 2.7%
2,075	Brown & Brown, Inc.	82,992
2,400	Validus Holdings, Inc.	52,830
11,320	XL Group PLC	283,679
		419,501
	INTERNET - 1.9%
1,450	Broadsoft, Inc. *	52,679
3,694	DealerTrack Holdings, Inc. *	106,092
400	F5 Networks, Inc. *	38,860
4,185	TIBCO Software, Inc. *	92,112
		289,743
	INVESTMENT COMPANIES - 0.3%
2,825	OFS Capital Corp.	38,674

	LEISURE TIME - 1.0%
5,485	Brunswick Corp./DE	159,559

	METAL FABRICATE/HARDWARE - 0.3%
930	RBC Bearings, Inc. *	46,565

	MISCELLANEOUS MANUFACTURING - 3.4%
3,275	Actuant Corp.	91,405
5,930	Hexcel Corp. *	159,873
10,010	Trimas Corp. *	279,880
		531,158
	OIL & GAS - 4.6%
3,375	Approach Resources, Inc. *	84,409
2,565	Cabot Oil & Gas Corp.	127,583
1,425	Concho Resources, Inc. *	114,798
2,950	Denbury Resources *	47,790
2,050	Gulfport Energy Corp. *	78,351
13,100	Kodiak Oil & Gas Corp. *	115,935
10,649	Rex Energy Corp. *	138,650
		707,516
	OIL & GAS SERVICES - 1.2%
1,495	Oil States International, Inc. *	106,952
3,300	Thermon Group Holdings *	74,349
		181,301
	PHARMACEUTICALS - 2.2%
9,430	Akorn, Inc. *	125,985
1,456	Catamaran Corp. *	68,592
5,330	Impax Labs, Inc. *	109,212
2,000	MAP Pharmaceuticals, Inc. *	31,420
		335,209
	REAL ESTATE - 1.1%
11,575	HFF, Inc. - Cl. A *	172,468

	RETAIL - 14.9%
11,490	Sally Beauty Holdings, Inc. *	270,819
13,855	Bloomin' Brands, Inc. *	216,692
5,005	Casey's General Stores, Inc.	265,766
2,315	Cheesecake Factory, Inc.	75,747
5,600	Chico's FAS, Inc. *	103,376
2,020	Dick's Sporting Goods, Inc.	91,890
2,060	Dollar General Corp. *	90,825
5,855	Domino's Pizza	254,985
4,280	Group 1 Automotive, Inc.	265,317
1,805	Hibbett Sports, Inc. *	95,124
5,870	Krispy Kreme Doughnuts, Inc. *	55,061
1,375	PETsMART, Inc.	93,967
5,970	Pier One Imports, Inc.	119,400
1,350	Ross Stores	73,102
8,000	Rush Enterprises, Inc. *	165,360
4,825	Texas Roadhouse, Inc.-Class A	81,060
		2,318,491
	SEMICONDUCTORS - 4.6%
2,650	Avago Technologies Ltd.	83,899
1,975	Cavium, Inc. *	61,640
1,125	Linear Technology Corp.	38,588
11,325	Semtech Corp. *	327,859
5,485	Ultratech Stepper, Inc. *	204,590
		716,576
	SOFTWARE - 6.0%
2,840	Aspen Technology, Inc. *	78,498
1,175	Citrix Systems, Inc. *	77,256
3,415	Fair Isaac & Company, Inc. *	143,532
2,720	Fiserv, Inc. *	214,962
2,850	Informatica Corp. *	86,412
1,860	Interative Intelligence Group *	62,384
5,015	MedAssets, Inc. *	84,102
6,000	Parametric Technology Corp. *	135,060
2,625	Qlik Technologies, Inc. *	57,015
		939,221
	TELECOMMUNICATIONS - 2.4%
2,675	Aruba Networks, Inc. *	55,506
4,020	Finisar Corp. *	65,526
5,745	Ixia *	97,550
3,715	NETGEAR, Inc. *	146,445
		365,027
	TRANSPORTATION - 4.5%
5,910	Genesee & Wyoming, Inc. *	449,633
7,240	Old Dominion Freight Line, Inc. *	248,187
		697,820

	TOTAL COMMON STOCK (Cost $13,166,433)	14,424,085

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.5%
5,875	American Campus Communities	271,014
3,475	Tanger Factory Outlet Center	118,845
	(Cost $385,417)	389,859

	SHORT-TERM INVESTMENTS - 3.2%
501,859	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $501,859)	501,859

	TOTAL INVESTMENTS (Cost $14,053,709)(B) - 98.5%	$ 15,315,803
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.50%	233,342
	TOTAL NET ASSETS - 100.0%	$ 15,549,145

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,132,818 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,683,637
	Unrealized depreciation:	(421,543)
	Net unrealized appreciation:	$ 1,262,094

Timothy Plan International Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 2.3%
32,000	BAE Systems PLC	$ 712,960

	AIRLINES - 1.9%
6,100	Copa Holdings SA	606,645

	AUTO MANUFACTURERS - 0.8%
51,000	Fiat SpA *	260,100

	AUTO PARTS & EQUIPMENT - 4.3%
11,800	Magna International, Inc.	590,236
30,000	Valeo SA	771,000
		1,361,236
	BANKS - 10.8%
15,000	Banco Bilbao Vizcaya Argentaria SA	141,300
16,000	Bank Hapoalim BM *	349,120
11,000	BOC Hong Kong Holdings Ltd.	693,550
20,139	DBS Group Holdings Ltd.	988,019
57,000	Sberbank of Russia	715,920
27,100	Swedbank AB	536,580
		3,424,489
	CHEMICALS - 4.9%
8,300	Agrium, Inc.	829,253
9,000	Syngenta AG	727,200
		1,556,453
	COSMETICS/PERSONAL CARE - 1.9%
12,700	Kao Corp.	329,819
20,000	Shiseido Co. Ltd.	281,400
		611,219
	DISTRIBUTION/WHOLESALE - 2.4%
35,000	ITOCHU Corp.	741,650

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
15,700	ORIX Corp.	889,248

	ELECTRIC - 2.3%
85,000	Power Assets Holdings Ltd.	725,900

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
10,300	Hitachi Ltd.	606,979

	ENGINEERING & CONSTRUCTION - 1.5%
40,000	Vinci SA	480,000

	FOOD - 6.0%
14,000	Kerry Group PLC	758,660
16,000	Marine Harvest ASA *	292,800
40,000	WM Morrison Supermarkets PLC	855,200
		1,906,660
	HEALTHCARE-PRODUCTS - 3.7%
21,000	Smith & Nephew PLC	1,163,400

	HEALTHCARE-SERVICES - 3.9%
36,000	Fresenius Medical Care AG & Co. KGaA	1,234,800

	HOUSEHOLD PRODUCTS/WARES - 4.8%
22,000	Henkel AG & Co. KGaA	1,512,500

	INSURANCE - 2.8%
33,000	Zurich Financial Services AG	884,400

	IRON/STEEL - 1.1%
16,600	Vale SA	336,814

	MACHINERY-DIVERSIFIED - 2.7%
27,000	Atlas Copco AB	668,790
4,500	CNH Global NV	181,305
		850,095
	METAL FABRICATE/HARDWARE- 2.0%
34,000	Assa Abloy AB	629,340

	MINING - 3.6%
13,980	Anglo American PLC	218,228
8,000	Barrick Gold Corp.	280,080
9,000	BHP Billiton PLC	633,330
		1,131,638
	MISCELLANEOUS MANUFACTURING - 2.1%
14,550	FUJIFILM Holdings Corp.	291,436
35,000	Vesuvius PLC	372,445
		663,881
	OFFICE/BUSINESS EQUIPMENT - 1.2%
10,000	Canon, Inc.	392,100

	OIL & GAS - 8.3%
57,000	Afren PLC *	584,250
14,000	Lukoil OAO	945,000
27,168	Statoil ASA - ADR	680,287
9,000	Transocean, Ltd.	401,850
		2,611,387
	OIL & GAS SERVICES - 2.0%
25,500	Subsea 7 SA	617,355

	PACKAGING & CONTAINERS - 1.0%
8,700	Rexam PLC	310,938

	PHARMACEUTICALS - 2.1%
7,200	Shire PLC	663,696

	RETAIL - 1.0%
5,400	Seven & I Holdings Co., Ltd.	304,290

	SOFTWARE - 0.5%
3,000	Open Text Corp. *	167,610

	TELECOMMUNICATIONS - 9.3%
18,000	Globe Telecom Inc.	478,685
24,000	Nippon Telegraph & Telephone Corp.	504,720
9,500	Philippine Long Distance Telephone Co.	582,445
50,500	Singapore Telecommunications Ltd.	1,375,620
		2,941,470
	TRANSPORTATION - 1.9%
6,000	Canadian Pacific Railway Ltd.	609,720

	TOTAL COMMON STOCK (Cost $26,628,567)	30,908,973

	MONEY MARKET FUND - 2.2%
705,701	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $705,701)	705,701

	TOTAL INVESTMENTS (Cost $27,334,268)(B) - 100.0%	$ 31,614,674
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(107)
	TOTAL NET ASSETS - 100.0%	$ 31,614,567

* Non-income producing securities
(ADR) American Depositary Receipt
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,461,778 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 5,299,516
Unrealized depreciation:		(1,019,110)
Net unrealized appreciation:		$ 4,280,406

DIVERSIFICATION OF ASSETS
Country	% of Net Assets
Brazil	1.1%
Britain	17.3%
Canada	7.8%
France	4.0%
Germany	8.7%
Hong Kong	4.5%
Ireland	4.5%
Israel	1.1%
Italy	0.8%
Japan	13.7%
Netherlands	0.6%
Norway	3.1%
Panama	1.9%
Phillipines	3.4%
Russia	5.3%
Singapore	7.5%
Spain	0.4%
Sweden	5.8%
Switzerland	6.4%
Total	97.8%
Money Market Funds	2.2%
Liabilities in Excess of Other Assets	0.0%
Total	100.00%

Timothy Plan Large/Mid Cap Growth
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 94.9%
	AEROSPACE/DEFENSE - 2.9%
8,925	BE Aerospace, Inc. *	$ 440,895
13,145	General Dynamics Corp.	910,554
		1,351,449
	APPAREL - 1.9%
9,050	Carter's Inc. *	503,633
2,325	Michael Kors Holdings, Ltd. *	118,645
1,505	VF Corp.	227,210
		849,488
	BANKS - 3.8%
22,585	BB&T Corp.	657,449
18,775	CIT Group, Inc. *	725,466
16,745	Zions Bancorp.	358,343
		1,741,258
	CHEMICALS - 1.2%
6,880	Ashland, Inc.	553,221

	COMMERCIAL SERVICES - 2.7%
7,027	FleetCor Technologies, Inc. *	376,999
7,620	Verisk Analytics, Inc. *	388,620
33,310	Western Union Co./The	453,349
		1,218,968
	COMPUTERS - 2.9%
24,170	Fortinet, Inc. *	509,262
2,675	IHS, Inc. *	256,800
6,525	Riverbed Technology, Inc. *	128,673
7,480	Teradata Corp. *	462,937
		1,357,672
	DISTRIBUTION/WHOLESALE - 1.0%
7,115	WESCO International, Inc. *	479,764

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
3,760	Affiliated Managers Group, Inc. *	489,364
4,155	BlackRock, Inc.	858,880
10,830	Discover Financial Services	417,497
4,415	IntercontinentalExchange, Inc. *	546,621
		2,312,362
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
8,370	Emerson Electric Co.	443,275
4,130	Hubbell, Inc.	349,522
		792,797
	ELECTRONICS - 9.0%
17,530	Amphenol Corp.	1,134,191
44,700	Jabil Circuit, Inc.	862,263
1,455	Mettler-Toledo International, Inc. *	281,252
14,770	Thermo Fisher Scientific, Inc.	942,030
8,360	Trimble Navigation Ltd. *	499,761
4,930	Waters Corp. *	429,502
		4,148,999
	ENTERTAINMENT - 2.9%
22,245	Cinemark Holdings, Inc.	577,925
12,215	Six Flags Entertainment Corp.	747,558
		1,325,483
	ENVIRONMENTAL CONTROL - 0.6%
7,595	Waste Connections, Inc.	256,635

	FOOD - 2.6%
9,950	McCormick & Co., Inc./MD	632,123
6,625	JM Smucker Co.	571,340
		1,203,463
	HEALTHCARE-PRODUCTS - 4.3%
18,485	Covidien PLC	1,067,324
12,880	Hologic, Inc. *	257,986
9,825	Sirona Dental Systems, Inc. *	633,320
		1,958,630
	HEALTHCARE-SERVICES - 0.5%
8,800	ICON PLC *	244,288

	INSURANCE - 4.2%
15,020	ACE Ltd.	1,198,596
9,400	Brown & Brown, Inc.	239,324
20,215	XL Group Plc	506,588
		1,944,508
	INTERNET - 1.9%
5,035	F5 Networks, Inc. *	489,150
18,430	TIBCO Software, Inc. *	405,644
		894,794
	MACHINERY-DIVERSIFIED - 1.3%
7,200	Rockwell Automation, Inc.	604,728

	MINING - 2.1%
28,030	Freeport McMoRan Copper & Gold	958,626

	MISCELLANEOUS MANUFACTURING - 3.5%
11,175	Actuant Corp.	311,894
18,735	Danaher Corp.	1,047,287
9,700	Hexcel Corp. *	261,512
		1,620,693
	OIL & GAS - 10.0%
8,835	Cabot Oil & Gas Corp.	439,453
8,435	Concho Resources, Inc. *	679,524
17,000	Denbury Resources, Inc. *	275,400
23,930	Exxon Mobil Corp.	2,071,142
15,020	Occidental Petroleum Corp.	1,150,682
		4,616,201
	OIL & GAS SERVICES - 0.8%
5,130	Oil States International, Inc. *	367,000

	PHARMACEUTICALS - 3.4%
23,475	Akorn, Inc. *	313,626
26,290	AmerisourceBergen Corp.	1,135,202
2,690	Catamaran Corp. *	126,726
		1,575,554
	RETAIL - 9.8%
1,845	AutoZone, Inc. *	653,923
22,250	Chico's FAS, Inc.	410,735
9,465	Dick's Sporting Goods, Inc.	430,563
6,240	Dollar General Corp. *	275,122
10,155	Domino's Pizza, Inc.	442,250
9,700	Group 1 Automotic, Inc.	601,303
16,365	Lowe's Cos, Inc.	581,285
5,275	PetSmart, Inc.	360,494
4,345	Ross Stores, Inc.	235,282
21,620	Sally Beauty Holdings, Inc. *	509,583
		4,500,540
	SEMICONDUCTORS - 8.3%
13,750	Avago Technologies Ltd.	435,325
16,295	Broadcom Corp.	541,157
35,390	Linear Technology Corp.	1,213,877
11,095	Maxim Integrated Products, Inc.	326,193
35,320	NVIDIA Corp.	434,083
18,075	Semtech Corp. *	523,271
9,055	Xilinx, Inc.	325,074
		3,798,980
	SOFTWARE - 4.2%
7,500	Citrix Systems, Inc. *	493,125
4,825	Fiserv, Inc. *	381,320
16,780	Informatica Corp. *	508,769
23,735	Parametric Technology Corp. *	534,275
		1,917,489
	TRANSPORTATION - 2.4%
9,530	Genesee & Wyoming, Inc. *	725,042
11,265	Old Dominion Freight Line, Inc. *	386,164
		1,111,206

	TOTAL COMMON STOCK (Cost $40,997,573)	43,704,796

	REAL ESTATE INVESTMENT TRUST (REITs) - 2.3%
22,325	American Campus Communities, Inc.
	(Cost $1,028,905)	1,029,852

	MONEY MARKET FUND - 2.2%
1,023,483	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $1,023,483)	1,023,483

	TOTAL INVESTMENTS (Cost $43,049,961)(B) - 99.4%	$ 45,758,131
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.6%	282,214
	TOTAL NET ASSETS - 100.0%	$ 46,040,345

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,145,372 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,669,403
	Unrealized depreciation:	(961,233)
	Net unrealized appreciation:	$ 2,708,170

Timothy Plan Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 88.0%
	AEROSPACE/DEFENSE - 2.2%
27,800	Moog, Inc. *	$ 1,140,634

	APPAREL - 2.0%
25,600	Wolverine World Wide, Inc.	1,049,088

	BANKS - 15.2%
12,228	Bancfirst Corp.	517,978
86,699	BBCN Bancorp, Inc.	1,003,107
44,503	Chemical Financial Corp.	1,057,391
55,108	Columbia Banking System, Inc.	988,638
63,800	First Financial Bancorp	932,756
62,407	PrivateBancorp, Inc.	956,075
62,954	State Bank Financial Group	999,710
18,700	SVB Financial Group *	1,046,639
13,800	Wintrust Financial Corp.	506,460
		8,008,754
	BUILDING MATERIALS - 2.1%
29,200	Trex Co., Inc. *	1,087,116

	COMMERCIAL SERVICES - 2.2%
74,100	Kelly Services, Inc.	1,166,334

	COMPUTERS - 4.3%
21,134	CACI International, Inc. *	1,163,004
36,300	J2 Global, Inc.	1,110,054
		2,273,058
	DISTRIBUTION/WHOLESALE - 2.2%
35,400	Beacon Roofing Supply, Inc. *	1,178,112

	ELECTRIC - 4.3%
27,200	ALLETE, Inc.	1,114,656
32,200	NorthWestern Corp.	1,118,306
		2,232,962
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
16,812	EnerSys, Inc. *	632,636
9,545	Littlefuse, Inc.	589,022
		1,221,658
	ELECTRONICS - 4.5%
23,127	Coherent, Inc.	1,170,973
27,700	Watts Water Technologies, Inc.	1,190,823
		2,361,796
	ENGINEERING & CONSTRUCTION - 1.1%
24,600	Foster Wheeler AG *	598,272

	FOOD - 2.2%
18,024	J&J Snack Foods Corp.	1,152,455

	FOREST PRODUCTS - 2.2%
52,500	KapStone Paper and Packaging	1,164,975

	HEALTHCARE-PRODUCTS - 4.0%
89,117	Natus Medical, Inc. *	996,328
28,580	Orthofix International NV *	1,124,051
		2,120,379
	HOLDING COMPANIES - 0.9%
25,800	National Bank Holdings Corp.	489,942

	HOME BUILDERS - 2.0%
27,700	Thor Industries, Inc.	1,036,811

	INSURANCE - 7.0%
40,446	AMERISAFE, Inc. *	1,102,154
52,300	Employers Holdings, Inc.	1,076,334
12,300	Endurance Specialty Holdings, Ltd.	488,187
22,370	Safety Insurance Group, Inc.	1,032,823
		3,699,498
	LEISURE TIME - 1.1%
16,600	Arctic Cat, Inc. *	554,274

	MACHINERY-DIVERSIFIED - 3.2%
39,076	Gorman-Rupp Co.	1,165,637
23,405	Hurco Cos., Inc. *	538,315
		1,703,952
	MINING - 2.3%
71,600	US Silica Holdings, Inc.	1,197,868

	MISCELLANEOUS MANUFACTURING - 2.2%
18,697	AO Smith Corp.	1,179,220

	OIL & GAS - 4.6%
18,000	Berry Petroleum Co.	603,900
20,786	Bonanza Creek Energy, Inc. *	577,643
18,400	PDC Energy, Inc. *	611,064
47,100	Rex Energy Corp. *	613,242
		2,405,849
	OIL & GAS SERVICES - 2.2%
99,364	Matrix Service Co. *	1,142,686

	PIPELINES - 1.1%
18,721	EQT Midstream Partners LP *	583,159

	RETAIL - 2.1%
24,500	Children's Place Retail Stores, Inc. *	1,085,105

	SOFTWARE - 3.2%
63,301	Pervasive Software, Inc. *	564,012
32,900	SYNNEX Corp. *	1,131,102
		1,695,114
	TRANSPORTATION - 3.2%
10,064	Landstar System, Inc.	527,957
64,600	Roadrunner Transportation Systems, Inc. *	1,171,844
		1,699,801
	TRUCKING & LEASING - 2.1%
29,996	TAL International Group, Inc.	1,091,254

	TOTAL COMMON STOCK (Cost $41,674,323)	46,320,126

	REITs - 9.5%
42,105	Coresite Realty Corp.	1,164,624
38,700	CubeSmart	563,859
28,300	Potlatch Corp.	1,109,077
17,200	PS Business Parks, Inc.	1,117,656
113,097	Summit Hotel Properties, Inc.	1,074,422

	TOTAL REITs (Cost $4,371,934)	5,029,638

	MONEY MARKET FUND - 2.7%
1,421,008	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $1,421,008)	1,421,008

	TOTAL INVESTMENTS (Cost $47,467,265)(B) - 100.2%	$ 52,770,772
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.2) %	(124,019)
	TOTAL NET ASSETS - 100.0%	$ 52,646,753

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,573,127 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,943,907
	Unrealized depreciation:	(640,400)
	Net unrealized appreciation:	$ 5,303,507

Timothy Plan Large/Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 90.0%
	AEROSPACE/DEFENSE - 2.0%
32,600	General Dynamics Corp.	$ 2,258,202

	AUTO PARTS & EQUIPMENT - 3.1%
30,500	BorgWarner, Inc. *	2,184,410
25,600	Lear Corp.	1,199,104
		3,383,514
	BANKS - 2.0%
56,400	CIT Group, Inc. *	2,179,296

	BEVERAGES - 2.3%
56,900	Dr Pepper Snapple Group, Inc.	2,513,842

	CHEMICALS - 2.1%
14,400	Sherwin-Williams Co./The	2,215,008

	COMPUTERS - 2.3%
58,800	Western Digital Corp.	2,498,412

	DISTRIBUTION/WHOLESALE - 1.0%
17,100	Genuine Parts Co.	1,087,218

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
80,800	Eaton Vance Corp.	2,573,480
17,100	Franklin Resources, Inc.	2,149,470
112,600	Invesco Ltd.	2,937,734
78,800	Lazard Ltd.	2,351,392
		10,012,076
	ELECTRIC - 5.8%
49,000	American Electric Power Co., Inc.	2,091,320
39,900	Dominion Resources, Inc./VA	2,066,820
53,300	FirstEnergy Corp.	2,225,808
		6,383,948
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
57,800	Emerson Electric Co.	3,061,088

	ELECTRONICS - 2.1%
63,500	TE Connectivity Ltd.	2,357,120

	FOOD - 2.0%
26,100	JM Smucker Co./The	2,250,864

	HEALTHCARE-PRODUCTS - 10.7%
82,300	CareFusion Corp. *	2,352,134
60,900	Covidien PLC	3,516,366
22,800	CR Bard, Inc.	2,228,472
28,800	DENTSPLY International, Inc.	1,140,768
127,800	Hologic, Inc. *	2,559,834
		11,797,574
	INSURANCE - 8.5%
27,000	ACE Ltd.	2,154,600
63,100	Arch Capital Group Ltd. *	2,777,662
67,700	Axis Capital Holdings Ltd.	2,345,128
60,100	Willis Group Holdings PLC	2,015,153
		9,292,543
	MACHINERY-DIVERSIFIED - 3.5%
19,300	Flowserve Corp.	2,833,240
39,900	Xylem, Inc.	1,081,290
		3,914,530
	METAL FABRICATE/HARDWARE - 2.1%
12,300	Precision Castparts Corp.	2,329,866

	OIL & GAS - 18.2%
29,000	Anadarko Petroleum Corp.	2,154,990
20,600	Apache Corp.	1,617,100
18,600	ConocoPhillips	1,078,614
45,200	EQT Corp.	2,665,896
37,700	Exxon Mobil Corp.	3,262,935
44,400	Marathon Oil Corp.	1,361,304
29,300	Marathon Petroleum Corp.	1,845,900
34,700	Murphy Oil Corp.	2,066,385
29,000	Occidental Petroleum Corp.	2,221,690
32,400	Phillips 66 *	1,720,440
		19,995,254
	OIL & GAS SERVICES - 1.9%
30,400	National Oilwell Varco, Inc.	2,077,840

	RETAIL - 2.5%
37,500	Advance Auto Parts, Inc.	2,713,125

	SEMICONDUCTORS - 1.0%
35,700	Microchip Technology, Inc.	1,163,463

	SOFTWARE - 2.0%
98,500	CA, Inc.	2,165,030

	TRANSPORTATION - 3.0%
26,400	Union Pacific Corp.	3,319,008

	TOTAL COMMON STOCK (Cost $76,790,936)	98,968,821

	REITs - 6.6%
51,100	HCP, Inc.	2,308,698
19,700	Public Storage	2,855,712
45,300	Regency Centers Corp.	2,134,536

	TOTAL REITs (Cost $5,197,619)	7,298,946

	MONEY MARKET FUND - 3.5%
3,872,573	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $3,872,573)	3,872,573

	TOTAL INVESTMENTS (Cost $85,861,128)(B) - 100.1%	$ 110,140,340
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(164,617)
	TOTAL NET ASSETS - 100.0%	$ 109,975,723

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,901,099 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 26,349,181
	Unrealized depreciation:	(2,069,969)
	Net unrealized appreciation:	$ 24,279,212

Timothy Plan Fixed Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Par Value		Value

	BONDS AND NOTES - 95.8%
	CORPORATE BONDS - 33.6%
$ 1,000,000	ABB Finance USA, Inc., 2.875%, 5/8/2022	$ 1,018,800
1,000,000	Altera Corp., 1.75%, 5/15/2017	1,020,380
740,000	Analog Devices, Inc., 3.00%, 4/15/2016	785,991
1,000,000	Cameron International Corp., 6.375%, 7/15/2018	1,211,101
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	869,850
750,000	Cliffs Natural Resources, Inc., 4.875%, 4/1/2021	743,468
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/2015	1,029,860
500,000	Covidien International Finance SA, 2.80%, 6/15/2015	523,266
325,000	Eaton Corp., 5.60%, 5/15/2018	383,182
750,000	Energy Transfer Partners LP, 6.70%, 7/1/2018	904,746
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	606,214
900,000	ERP Operating LP, 5.125%, 3/15/2016	1,004,480
750,000	Health Care REIT, Inc. 3.75%, 3/15/2023	751,875
750,000	Husky Energy, Inc., 3.95%, 4/15/2022	802,755
993,490	John Sevier Combined Cycle Generation LLC, 4.626%, 1/15/2042	1,141,827
750,000	Johnson Controls, Inc., 5.00%, 3/30/2020	853,701
1,000,000	Kennametal, Inc., 3.875%, 2/15/2022	1,043,470
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	808,139
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	570,959
750,000	Marathon Oil Corp., 6.00%, 10/1/2017	902,418
750,000	Nisource Finance Corp., 5.40%, 7/15/2014	799,540
500,000	Oneok, Inc., 5.20%, 6/15/2015	541,650
500,000	Oneok, Inc., 4.25%, 2/1/2022	540,825
750,000	Petrobras International Finance Co., 3.50%, 2/6/2017	786,022
1,000,000	Phillips 66, 2.95%, 5/1/2017 (A)	1,060,916
1,000,000	Plains All American Pipeline LP, 3.65%, 6/1/2022	1,054,180
750,000	Rio Tinto Finance USA Ltd., 2.50%, 5/20/2016	781,740
1,000,000	Simon Property Group LP, 6.125%, 5/30/2018	1,213,130
500,000	Teck Cominco Ltd., 6.00%, 8/15/2040	565,180
500,000	Transocean, Inc., 6.00%, 3/15/2018	582,075
750,000	Tyco Electronics Group SA, 6.55%, 10/1/2017	898,792
500,000	Valero Energy Corp., 6.625%, 6/15/2037	618,068
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	771,933
750,000	Willis North America, Inc., 6.20%, 3/28/2017	854,662
	TOTAL CORPORATE BONDS (Cost $26,193,803)	28,045,195

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.2%
	GOVERNMENT NOTES & BONDS - 26.9%
1,500,000	Federal Farm Credit Bank, 4.875%, 1/17/2017	1,758,549
2,500,000	Federal Farm Credit Bank, 5.125%, 8/25/2016	2,916,573
1,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,200,173
1,500,000	Federal Home Loan Bank, 5.50%, 8/13/2014	1,629,081
3,000,000	U.S. Treasury Bond, 4.50%, 2/15/2036	3,926,367
1,550,000	U.S. Treasury Bond, 4.75%, 5/15/2014	1,645,482
5,000,000	U.S. Treasury Note, 3.125%, 5/15/2021	5,662,891
2,000,000	U.S. Treasury Note, 3.875%, 5/15/2018	2,324,532
1,000,000	U.S. Treasury Note, 5.00%, 5/15/2037	1,411,094
	TOTAL GOVERNMENT NOTES & BONDS (Cost $21,116,838)	22,474,742

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 31.0%
71,106	GNMA Pool 3584, 6.00%, 7/20/2034	81,274
168,831	GNMA Pool 3612, 6.50%, 9/20/2034	193,524
523,166	GNMA Pool 3625, 6.00%, 10/20/2034	588,610
209,803	GNMA Pool 3637, 5.50%, 11/20/2034	233,393
332,321	GNMA Pool 3665, 5.50%, 1/20/2035	369,687
174,448	GNMA Pool 3679, 6.00%, 2/20/2035	199,759
413,535	GNMA Pool 3711, 5.50%, 5/20/2035	460,035
354,120	GNMA Pool 3865, 6.00%, 6/20/2036	396,205
253,584	GNMA Pool 3910, 6.00%, 10/20/2036	283,721
438,779	GNMA Pool 3939, 5.00%, 1/20/2037	482,264
546,034	GNMA Pool 4058, 5.00%, 12/20/2037	600,149
589,685	GNMA Pool 4072, 5.50%, 1/20/2038	647,389
1,720,618	GNMA Pool 4520, 5.00%, 8/20/2039	1,899,683
1,078,129	GNMA Pool 4541, 5.00%, 9/20/2039	1,196,432
1,896,773	GNMA Pool 4947, 5.00%, 2/20/2041	2,102,487
805,267	GMNA Pool 5176, 5.00%, 9/20/2041	884,232
775,729	GNMA Pool 5204, 4.50%, 10/20/2041	851,829
22,910	GNMA Pool 585163, 5.00%, 2/15/2018	25,109
21,536	GNMA Pool 585180, 5.00%, 2/15/2018	23,603
14,105	GNMA Pool 592492, 5.00%, 3/15/2018	15,458
17,520	GNMA Pool 599821, 5.00%, 1/15/2018	18,796
311,347	GNMA Pool 604182, 5.50%, 4/15/2033	344,052
203,850	GNMA Pool 663776, 6.50%, 1/15/2037	235,517
2,618,324	GNMA Pool 701961, 4.50%, 6/15/2039	2,882,597
1,013,165	GNMA Pool 717072, 5.00%, 5/15/2039	1,109,301
714,610	GNMA Pool 734437, 4.50%, 5/15/2041	782,751
73,647	GNMA Pool 781694, 6.00%, 12/15/2031	82,955
1,610,215	GMNA Platinum 30 Years Level Pay, 4.00%, 8/15/2040	1,771,831
3,476,154	GMNA II Pool MA0155, 4.00%, 6/20/2042	3,788,366
3,025,700	GMNA II Pool MA0220, 3.50%, 7/20/2042	3,294,231
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES
	(Cost $24,826,421)	25,845,240

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 4.3%
1,250,000	TIPS, 2.00%, 01/15/2014	1,615,599
1,500,000	TIPS, 2.50%, 07/15/2016	1,974,623
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS)
	(Cost $3,301,407)	3,590,222

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost $49,244,666)	51,910,204

	TOTAL BONDS AND NOTES (Cost $75,438,469)	79,955,399

Shares
	MONEY MARKET FUND - 3.5%
2,900,169	Fidelity Institutional Money Market Portfolio, 0.09% (B)
	(Cost $2,900,169)	2,900,169

	TOTAL INVESTMENTS (Cost $78,338,638)(C) - 99.3%	$ 82,855,568
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	547,657
	TOTAL NET ASSETS - 100.00%	$ 83,403,225

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at December 31, 2012.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,678,728
	Unrealized depreciation	(161,798)
	Net unrealized appreciation	$ 4,516,930

Timothy Plan High Yield Bond Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Par Value		Value

	CORPORATE BONDS - 97.4%
$ 500,000	Actuant Corp., 5.625%, 6/15/2022	$ 516,875
500,000	AmeriGas Partners LP, 7.00%, 5/20/2022	558,750
500,000	Anixter, Inc., 5.625%, 5/01/2019	526,250
500,000	ArcelorMittal, 6.25%, 2/25/2022	525,654
150,000	Atlas Pipe Escrow, 6.625%, 10/1/2020 (A)	153,750
100,000	Atlas Pipeline Partners, 6.625%, 10/1/2020 (A)	103,625
500,000	Audatex North America, 6.75%, 6/15/2018 (A)	539,375
500,000	Basic Energy Services, Inc., 7.75%, 2/15/2019	498,750
450,000	Biomet, Inc., 6.50%, 8/1/2020 (A)	479,813
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020 (A)	497,500
500,000	Calumet Special, 9.375%, 5/01/2019	545,000
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	546,250
500,000	CIT Group, Inc. 4.25%, 8/15/2017	517,215
500,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	501,425
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019	551,250
500,000	CommScope, Inc., 8.25%, 1/15/2019 (A)	545,625
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	527,500
500,000	Copano Energy Finance Corp., 7.75%, 6/01/2018	529,375
500,000	Crestwood Midsteam Partners LP, 7.75%, 4/1/2019	513,750
500,000	Crosstex Energy LP, 8.875%, 2/15/2018	542,500
500,000	Eldorado Gold Corp., 6.125%, 12/15/2020 (A)	511,250
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020	580,000
500,000	EV Energy Partners LP, 8.00%, 4/15/2019	530,625
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015 (A)	527,500
500,000	Forest Oil Corp., 7.25%, 6/15/2019	505,000
363,000	Frac Tech Services LLC, 8.125%, 11/15/2018 (A)	376,612
500,000	FTI Consulting, Inc., 6.00%, 11/15/2022 (A)	518,125
250,000	General Cable Corp., 5.75%, 10/1/2022 (A)	258,750
750,000	Genesis Energy LP, 7.875%, 12/15/2018	804,375
289,000	Helix Energy Solutions Group, Inc., 9.50%, 1/15/2016 (A)	296,947
500,000	Hologic, Inc., 6.25%, 8/1/2020 (A)	541,250
500,000	Hypermarcas SA, 6.50%, 4/20/2021 (A)	546,250
250,000	Inergy Midstream LP, 6.00%, 12/15/2020 (A)	258,750
500,000	Intergen NV, 9.00%, 6/30/2017 (A)	450,000
500,000	Iron Mountain, 7.75%, 10/1/2019	561,250
500,000	Jabil Circuit, Inc. 4.70%, 9/15/2022	528,125
500,000	Jaguar Land Rover PLC, 8.125%, 05/15/2021 (A)	550,000
500,000	Kindred Healthcare, 8.25%, 6/1/2019	491,250
500,000	Land O' Lakes, Inc. 6.00%, 11/15/2022 (A)	538,750
500,000	LyondellBasell Industries NV, 5.75%, 04/15/2024 (A)	590,000
500,000	Macquarie Bank Ltd., 6.625%, 04/07/2021 (A)	553,559
500,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020	547,500
500,000	Masco Corp., 5.95%, 03/15/2022	555,241
500,000	Mcron Finance Sub LLC, 8.375%, 05/15/2019 (A)	515,000
500,000	MedAssets, Inc., 8.00%, 11/15/2018	545,000
500,000	MPT Operating Partnership LP, 6.875%, 05/01/2021	545,000
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	501,250
449,000	Navistar International Corp., 8.25%, 11/01/2021	435,530
250,000	MNC Corp., 5.00%, 7/15/2022 (A)	254,063
500,000	NRG Energy, Inc., 7.625%, 01/15/2018	557,500
500,000	OGX Austria GMBH, 8.375%, 04/01/2022 (A)	418,125
100,000	Oil States International, Inc., 5.125%, 1/15/2023	101,000
500,000	Omnicare, Inc., 7.75%, 06/01/2020	557,500
500,000	Pacific Drilling V, Ltd., 7.25%, 12/1/2017 (A)	513,125
500,000	PolyOne Corp., 7.375%, 09/15/2020	548,750
250,000	Polypore International, Inc., 7.50%, 11/15/2017	273,750
500,000	QBE Cap Funding II LP, 7.25%, 05/24/2041 (A)	518,311
250,000	R R Donnelley & Sons Co., 7.25%, 05/15/2018	242,500
500,000	Resolute Energy Corp., 8.50%, 05/01/2020 (A)	505,000
500,000	Reynolds Group Issuer, Inc., 9.00%, 04/15/2019 (A)	522,500
500,000	Sabra Health Care LP, 8.125%, 11/1/2018	535,625
500,000	Samson Investment Co., 9.75%, 02/15/2020 (A)	531,250
500,000	Sanmina-SCI Corp., 7.00%, 05/15/2019 (A)	512,500
500,000	Schaeffler Finance BV, 8.50%, 02/15/2019 (A)	567,500
200,000	Sealed Air Corp., 6.50%, 12/1/2020 (A)	214,000
500,000	ServiceMaster Co., 8.00%, 02/15/2020	523,125
500,000	SunCoke Energy, 7.625%, 08/01/2019	517,500
500,000	Targa Resources Partners LP, 7.875%, 10/15/2018	550,000
250,000	Tesoro Logistics LP, 5.875%, 10/1/2020 (A)	260,625
500,000	Tesoro Corp., 5.375%, 10/1/2022	532,500
500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	572,500
500,000	United States Steel Corp., 7.50%, 03/15/2022	528,750
500,000	USG Corp., 9.75%, 01/15/2018	568,750
500,000	Vanguard Health Holding Co., LLC, 7.75%, 02/01/2019	520,000

	TOTAL CORPORATE BONDS (Cost $34,114,558)	35,829,870

Shares
	MONEY MARKET FUND - 1.3%
463,797	Fidelity Institutional Money Market Portfolio, 0.09% (B)
	(Cost $463,797)	463,797

	TOTAL INVESTMENTS (Cost $34,578,355)(C) - 98.7%	$ 36,293,667
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	498,537
	TOTAL NET ASSETS - 100.00%	$ 36,792,204

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at December 31, 2012.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,885,056
	Unrealized depreciation	(169,744)
	Net unrealized appreciation	$ 1,715,312

Timothy Plan Israel Common Values Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares		Value

	COMMON STOCKS - 98.2%
	AEROSPACE EQUIPMENT - 3.6%
7,001	Elbit Sytems Ltd.	$ 280,390

	BANKS - 13.1%
13,400	Bank Hapoalim BM *	292,388
55,000	Bank Leumi Le-Israel BM *	186,658
19,300	First International Bank of Israel, Ltd. *	281,696
90,000	Israel Discount Bank, Ltd. *	148,019
11,000	Mizrahi Tefahot Bank, Ltd. *	113,409
		1,022,170
	CHEMICALS - 6.5%
18,000	Israel Chemicals Ltd.	218,520
23,000	Frutarom Industries Ltd.	286,784
		505,304
	COMMERCIAL SERVICES - 2.7%
25,000	Nitsba Holdings 1995, Ltd. *	214,355

	ELECTRONICS- 2.1%
12,296	Ituran Location and Control Ltd.	166,857

	ENERGY-ALTERNATE SOURCES - 3.6%
47,300	Ormant Industries *	282,535

	FOOD - 6.6%
13,000	Osem Invesments Ltd.	223,486
5,700	Rami levi Chain Stores Hashikma Marketing 2006 Ltd.	193,751
34,000	Shufersal, Ltd.	95,261
		512,498
	HEALTHCARE - PRODUCTS - 4.5%
13,000	Given Imaging Ltd. *	227,110
14,000	Syneron Medical Ltd. *	121,380
		348,490
	HOME BUILDERS - 2.6%
1,000	Bayside Land Corp.	203,279

	HOUSEHOLD PRODUCTS - 3.2%
5,600	SodaStream International Ltd. *	251,384

	INTERNET - 1.8%
7,600	MagicJack VocalTec Ltd. *	138,396

	INVESTMENT COMPANIES - 3.3%
400	Israel Corp. Ltd-The	260,895

	OIL & GAS - 11.0%
1,536,664	Isramco - LP *	249,024
2,200	Noble Energy, Inc.	223,828
1,900	Paz Oil Co. Ltd. *	284,392
190,000	Oil Refineries, Ltd. *	101,939
		859,183
	PHARMACEUTICALS - 0.8%
20,200	Plutistem Therapeutics, Inc. *	64,438

	REAL ESTATE - 15.7%
20,000	Alony Hetz Properties & Investment Ltd.	125,894
86,000	Amot Investments Ltd.	218,288
4,500	Azrieli Group	115,559
17,000	Gazit-Globe Ltd.	220,850
120,000	Industrial Building Corp.	143,616
40,000	Jerusalem Economy Ltd. *	202,073
11,366	Melisron Ltd.	204,703
		1,230,983
	SEMICONDUCTORS - 3.0%
4,000	Mellanox Technologies Ltd. *	237,520

	SOFTWARE - 5.2%
40,600	Magic Software Enterprises Ltd.	190,820
6,500	Radware Ltd. *	214,500
		405,320
	TELECOMMUNICATIONS - 8.9%
9,380	Allot Communications Ltd. *	167,152
25,080	Gilat Satellite Networks Ltd. *	132,673
6,500	Nice-Systems Ltd. *	217,620
29,500	Partner Communications Co. Ltd.	176,410
		693,855

	TOTAL COMMON STOCKS (Cost $6,907,120)	7,677,852

	MONEY MARKET FUND - 1.8%
138,046	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $138,046)	138,046

	TOTAL INVESTMENTS (Cost $7,045,166)(B) - 100.0%	$ 7,815,898
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.0%	3,861
	TOTAL NET ASSETS - 100.00%	$ 7,819,759

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,082,500 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 948,944
	Unrealized depreciation	(178,212)
	Net unrealized appreciation	$ 770,732

Timothy Plan Defensive Strategies Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 32.0%
	AGRICULTURE - 0.0%
34	Bunge, Ltd.	$ 2,471

	CHEMICALS - 10.6%
9,975	Agrium, Inc.	996,602
4,203	CF Industries Holdings, Inc.	853,882
13,381	K+S AG	614,868
19,098	Mosaic Co.	1,081,520
41,426	Potash Corp Saskatchewan, Inc.	1,685,624
2,602	Sociedad Quimica y Minera de Chile SA	149,979
24,469	Syngenta AG	1,977,095
12,314	Uralkali OJSC	470,518
		7,830,088
	COAL - 0.1%
1,387	Peabody Energy Corp.	36,908

	FOOD - 0.3%
3,850	Ingredion, Inc.	248,056

	IRON/STEEL - 1.4%
556	Allegheny Technologies, Inc.	16,880
6,164	ArcelorMittal	107,685
12,429	Cia Siderurgica Nacional SA	73,331
4,508	Gerdau SA	40,527
1	JFE Holdings, Inc.	19
15,736	Mechel	109,051
14,829	Nippon Steel Corp.	35,996
1,865	POSCO	153,210
2,358	ThyssenKrupp AG*	55,241
21,717	Vale SA	455,188
		1,047,128
	MACHINERY-DIVERSIFIED - 0.3%
4,919	AGCO Corp. *	241,621

	MINING - 7.3%
63	Agnico-Eagle Mines, Ltd.	3,305
649	Allied Nevada Gold Corp. *	19,554
7,252	Anglo American PLC	223,157
4,822	AngloGold Ashanti, Ltd.	151,266
2,159	Antofagasta PLC	46,442
2,789	Barrick Gold Corp.	97,643
4,682	BHP Billiton PLC	329,472
568	Cameco Corp.	11,201
2,963	Coeur d'Alene Mines Corp. *	72,890
10,036	Compania de Minas Buenaventura	360,794
1,812	Detour Gold Corp. *	45,291
6,126	Eldorado Gold Corp.	78,903
15,345	Freeport-McMoRan Copper & Gold, Inc.	524,799
17,185	Glencore International PLC	98,085
8,126	Gold Fields, Ltd.	101,494
10,818	Goldcorp, Inc.	397,021
7,246	Hecla Mining Co.	42,244
17,346	IAMGOLD Corp.	198,959
216	Inmet Mining Corp.	16,199
12,876	JSC MMC Norilsk Nickel - ADR	243,872
549	Kazakhmys PLC	6,939
6,818	Kinross Gold Corp.	66,271
12,004	New Gold, Inc. *	132,404
3,538	Newmont Mining Corp.	164,305
6,126	Pan American Silver Corp.	114,740
415	Randgold Resources, Ltd. ADR	41,173
13,628	Rio Tinto PLC	791,651
171	Royal Gold, Inc.	13,904
8,093	Silver Wheaton Corp.	291,997
7,672	Southern Copper Corp.	290,462
2,071	Sterlite Industries Industries India Ltd.	17,831
6,071	Turquoise Hill Resources, Ltd. *	46,200
9,696	Xstrata PLC	166,825
9,606	Yamana Gold, Inc.	165,319
		5,372,612
	OIL & GAS - 10.2%
2,436	Apache Corp.	191,226
23,465	BG Group PLC	386,001
2,363	Canadian Natural Resources, Ltd.	68,220
3,062	Chesapeake Energy Corp.	50,890
10,820	ConocoPhillips	627,452
2,839	Devon Energy Corp.	147,742
409	Encana Corp.	8,082
1,551	Ensco International PLC	91,943
1,126	EOG Resources, Inc.	136,010
26,509	Exxon Mobil Corp.	2,294,354
76	Inpex Corp.	401,919
9,497	Lukoil OAO	628,226
16,495	Marathon Oil Corp.	505,737
778	NovaTek OAO	93,204
1,001	Occidental Petroleum Corp.	76,687
13,894	Petroleo Brasileiro SA	270,516
1,057	Pioneer Natural Resources Co.	112,666
5,915	Reliance Industries, Ltd.	180,526
23,951	Rosneft Oil Co.	213,403
14,122	Total SA	726,691
1,885	Transocean, Ltd/Switzerland	84,165
7,064	Valero Energy Corp.	241,024
		7,536,684
	OIL & GAS SERVICES - 1.3%
2,838	Baker Hughes, Inc.	115,904
3,257	Cameron International Corp. *	183,890
10,518	Halliburton Co.	364,869
4,121	National Oilwell Varco, Inc.	281,670
1,174	Weatherford International, Ltd. *	13,137
		959,470
	PIPELINES - 0.5%
2,564	Kinder Morgan, Inc.	90,586
5,086	TransCanada Corp.	240,152
		330,738

	TOTAL COMMON STOCK (Cost $22,364,372)	23,605,776

	REITs - 14.5%
2,800	Acadia Realty Trust	70,224
2,200	Apartment Investment & Management Co.	59,532
2,450	AvalonBay Communities Inc.	332,196
4,800	Boston Properties Inc.	507,888
5,900	Brandywine Realty Trust	71,921
3,000	BRE Properties Inc.	152,490
2,100	Camden Property Trust	143,241
7,200	CBL & Associates Properties Inc.	152,712
6,500	Colonial Properties Trust	138,905
17,400	DDR Corp.	272,484
22,200	DiamondRock Hospitality Co.	199,800
2,390	Digital Realty Trust Inc.	162,257
5,800	Douglas Emmett Inc.	135,140
9,300	Education Realty Trust Inc.	98,952
1,300	Equity Lifestyle Properties Inc.	87,477
9,100	Equity Residential	515,697
1,750	Essex Property Trust Inc.	256,638
4,300	Extra Space Storage Inc.	156,477
1,400	Federal Realty Investment Trust	145,628
5,600	FelCor Lodging Trust Inc. *	26,152
9,800	HCP Inc.	442,764
4,900	Health Care REIT Inc.	300,321
3,000	Highwoods Properties Inc.	100,350
11,400	Hospitality Properties Trust	266,988
3,100	Kilroy Realty Corp.	146,847
15,100	Kimco Realty Corp.	291,732
8,300	Lexington Realty Trust	86,735
6,100	Liberty Property Trust	218,197
7,763	Macerich Co./The	452,583
3,800	National Retail Properties Inc.	118,560
11,994	ProLogis Inc.	437,661
2,200	PS Business Parks Inc.	142,956
3,500	Public Storage	507,360
2,300	Rayonier Inc.	119,209
2,000	Regency Centers Corp.	94,240
8,429	Simon Property Group Inc.	1,332,541
4,550	SL Green Realty Corp.	348,757
15,200	Strategic Hotels & Resorts Inc. *	97,280
4,100	Summit Hotel Properties	38,950
3,200	Taubman Centers Inc.	251,904
8,000	UDR Inc.	190,240
7,459	Ventas Inc.	482,746
4,716	Vornado Realty Trust	377,657
5,600	Weingarten Realty Investors	149,912

	TOTAL REITs (Cost $8,579,651)	10,682,301

	EXCHANGE TRADED FUNDS - 16.5%
	COMMODITY FUND - 16.5%
48,000	iShares Silver Trust *	1,408,800
89,400	PowerShares DB Agriculture Fund *	2,498,730
59,300	PowerShares DB Base Metals Fund *	1,143,304
44,100	PowerShares DB Commodity Index Tracking Fund *	1,225,098
51,100	PowerShares DB Energy Fund *	1,426,201
27,750	SPDR Gold Shares *	4,495,778

	TOTAL EXCHANGE TRADED FUNDS (Cost $12,110,392)	12,197,911
Par Value
	BONDS & NOTES - 28.7%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.2%
717,369	GNMA Pool 004947, 5.00%, 02/20/2041	795,171
775,730	GNMA Pool 004947, 4.50%, 10/20/2041	851,829

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,600,524)	1,647,000

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 26.5%
1,745,000	TIPS, 2.00%, 01/15/2014	2,255,375
1,585,000	TIPS, 1.75%, 01/15/2028	2,269,243
1,550,000	TIPS, 2.125%, 01/15/2019	2,029,144
1,125,000	TIPS, 2.125%, 02/15/2041	1,746,561
950,000	TIPS, 2.375%, 01/15/2025	1,572,343
2,820,000	TIPS, 1.125%, 01/15/2021	3,505,226
1,050,000	TIPS, 2.375%, 01/15/2017	1,400,577
1,050,000	TIPS, 2.50%, 01/15/2029	1,616,302
745,000	TIPS, 2.00%, 01/15/2016	963,234
1,425,000	TIPS, 1.625%, 01/15/2015	1,834,856
300,000	TIPS, 1.625%, 01/15/2018	384,144

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $18,089,738)	19,577,005

	TOTAL BONDS & NOTES (Cost $19,690,262)	21,224,005

	MONEY MARKET FUND - 1.5%
5,926,393	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $5,926,393)	5,926,393

	TOTAL INVESTMENTS (Cost $68,671,070)(B) - 99.7%	$ 73,636,386
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.3%	211,666
	TOTAL NET ASSETS - 100.0%	$ 73,848,052

* Non-income producing securities
(ADR) American Deposity Receipt
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,075,468 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 5,730,544
	Unrealized depreciation:	(765,228)
	Net unrealized appreciation:	$ 4,965,316

Timothy Plan Strategic Growth
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS (A) - 100.0%
307,218	Timothy Plan Aggressive Growth Fund*	$ 2,199,684
525,497	Timothy Plan Defensive Strategies Fund	6,279,687
218,534	Timothy Plan Emerging Markets Fund *	2,250,901
500,639	Timothy Plan High Yield Bond Fund	4,811,141
761,180	Timothy Plan International Fund	5,762,130
172,963	Timothy Plan Israel Common Vaules Fund*	1,876,650
916,988	Timothy Plan Large/Mid Cap Growth Fund	6,336,389
406,724	Timothy Plan Large/Mid Cap Value Fund	6,121,198
157,681	Timothy Plan Small Cap Value Fund	2,374,670

	TOTAL MUTUAL FUNDS (Cost $35,539,512)	38,012,450

	MONEY MARKET FUND - 0.3%
99,835	Fidelity Institutional Money Market Portfolio, 0.09% (B)
	(Cost $99,835)	99,835

	TOTAL INVESTMENTS (Cost $35,639,347)(C) - 100.3%	$ 38,112,285
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(94,280)
	TOTAL NET ASSETS - 100.00%	$ 38,018,005

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,402,282 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,550,648
	Unrealized depreciation	(77,710)
	Net unrealized appreciation	$ 2,472,938

Timothy Plan Conservative Growth
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS (A) - 100.0%
155,049	Timothy Plan Aggressive Growth Fund*	$ 1,110,151
735,678	Timothy Plan Defensive Strategies Fund	8,791,355
142,006	Timothy Emerging Markets Fund	1,462,665
1,296,764	Timothy Plan Fixed Income Fund	14,056,926
429,575	Timothy Plan High Yield Bond Fund	4,128,220
323,888	Timothy Plan International Fund	2,451,834
180,040	Timothy Plan Israel Common Values Fund*	1,953,433
802,490	Timothy Plan Large/Mid Cap Growth Fund	5,545,208
450,062	Timothy Plan Large/Mid Cap Value Fund	6,773,428
172,353	Timothy Plan Small Cap Value Fund	2,595,633

	TOTAL MUTUAL FUNDS (Cost $45,078,260)	48,868,853

	MONEY MARKET FUNDS - 0.5%
276,959	Fidelity Institutional Money Market Portfolio, 0.09% (B)
	(Cost $276,959)	276,959

	TOTAL INVESTMENTS (Cost $45,355,219)(C) - 100.5%	$ 49,145,812
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(257,329)
	TOTAL NET ASSETS - 100.00%	$ 48,888,483

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,052,990 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,790,593
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,790,593

Timothy Plan Emerging Markets Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 53.6%
	AEROSPACE/DEFENSE - 3.6%
8,100	Embraer SA	$ 230,931

	AUTO PARTS & EQUIPMENT - 0.6%
2,260	China Yuchai International, Ltd.	35,640

	BANKS - 12.4%
5,300	Banco Latinoamericano de Comercio Exterior SA	114,268
15,500	Banco Santander Brasil SA	112,685
6,000	Erste Group Bank AG *	190,148
2,200	Itau Unibank Holding SA	36,212
9,130	Sberbank of Russia	114,673
20,860	Tukiye Garanti Bankasi AS	108,251
40,800	Turkiye Vakiflar Bankasi Tao	105,407
		781,644
	BUILDING MATERIALS - 3.4%
15,500	Cemex SAB de CV *	152,985
98,450	Urbi Desarrollos Urbanos SAD de CV *	61,481
		214,466
	CHEMICALS - 2.9%
179,000	Yingde Gases	181,984

	DISTRIBUTION/WHOLESALE - 1.7%
20,700	Aygaz AS	109,509

	ELECTRIC - 2.3%
5,100	Cia Paranaense de Energia	78,285
28,900	Federal Hydrogenerating Co., JSC	67,944
		146,229
	ELECTRONICS - 3.5%
36,010	Flextronics International, Ltd. *	223,622

	FOOD - 5.1%
172,000	First Pacific Co, Ltd.	188,848
150,000	People's Food Holdings, Ltd.	132,624
		321,472
	HOLDING COMPANIES - 0.6%
6,600	Haw Par Corp., Ltd.	36,309

	INTERNET - 1.8%
10,430	Asialnfo-Linkage, Inc. *	113,165

	IRON/STEEL - 1.2%
3,130	Ternium SA	73,712

	OIL & GAS - 6.5%
2,720	Lukoil OAO	183,600
11,700	Petroleo Brasileiro SA	225,927
		409,527
	PHARMACEUTICALS - 0.6%
30,900	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	35,846

	RETAIL - 1.1%
240,000	Bosideng International Holdings, Ltd.	71,218

	TELECOMMUNICATIONS - 6.3%
12,200	Tim Participacoes SA	241,804
6,420	Telfonica Brasil SA	154,465
		396,269

	TOTAL COMMON STOCK (Cost $3,203,018)	3,381,543

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
26,700	Fibra Uno Administracion SA de CV
	(Cost $70,078)	80,182

	MONEY MARKET FUND - 48.5%
3,062,519	Fidelity Institutional Money Market Portfolio, 0.09% (A)
	(Cost $3,062,519)	3,062,519

	TOTAL INVESTMENTS (Cost $6,335,615)(B) - 103.4%	$ 6,524,244
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4) %	(213,767)
	TOTAL NET ASSETS - 100.0%	$ 6,310,477

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 191,161
	Unrealized depreciation:	(2,532)
	Net unrealized appreciation:	$ 188,629

DIVERSIFICATION OF ASSETS
Country	% of Net Assets
Austria	3.0%
Brazil	17.1%
China	3.9%
Hong Kong	7.0%
Luxembourg	1.2%
Mexico	4.7%
Panama	1.8%
Russia	5.8%
Singapore	4.7%
Turkey	5.7%
Total	54.9%
Money Market Funds	48.5%
Liabilities in Excess of Other Assets	-3.4%
Total	100.00%

The Timothy Plan
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,424,085	$ -	$ -	$ 14,424,085
REITs	389,859	-	-	389,859
Money Market Fund	501,859	-	-	501,859
Total	$ 15,315,803	$ -	$ -	$ 15,315,803

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,908,973	$ -	$ -	$ 30,908,973
Money Market Fund	705,701	-	-	705,701
Total	$ 31,614,674	$ -	$ -	$ 31,614,674

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 43,704,796	$ -	$ -	$ 43,704,796
REITs	1,029,852	-	-	1,029,852
Money Market Fund	1,023,483	-	-	1,023,483
Total	$ 45,758,131	$ -	$ -	$ 45,758,131

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 46,320,126	$ -	$ -	$ 46,320,126
REITs	5,029,638	-	-	5,029,638
Money Market Fund	1,421,008	-	-	1,421,008
Total	$ 52,770,772	$ -	$ -	$ 52,770,772

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 98,968,821	$ -	$ -	$ 98,968,821
REITs	7,298,946	-	-	7,298,946
Money Market Fund	3,872,573	-	-	3,872,573
Total	$ 110,140,340	$ -	$ -	$ 110,140,340

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 28,045,195	$ -	$ 28,045,195
U.S. Government Notes & Bonds	-	22,474,742	-	22,474,742
Government Mortgage-Backed Securities	-	25,845,240	-	25,845,240
Treasury Inflation Protected Securities	-	3,590,222	-	3,590,222
Money Market Fund	2,900,169	-	-	2,900,169
Total	$ 2,900,169	$ 79,955,399	$ -	$ 82,855,568

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 35,829,870	$ -	$ 35,829,870
Money Market Fund	463,797	-	-	463,797
Total	$ 463,797	$ 35,829,870	$ -	$ 36,293,667

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,605,776	$ -	$ -	$ 23,605,776
REITs	10,682,301	-	-	10,682,301
Exchange Traded Funds	12,197,911	-	-	12,197,911
Government Mortgage-Backed Securities	-	1,647,000	-	1,647,000
U.S. Treasury TIPS	-	19,577,005	-	19,577,005
Money Market Fund	5,926,393	-	-	5,926,393
Total	$ 52,412,381	$ 21,224,005	$ -	$ 73,636,386

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 38,012,450	$ -	$ -	$ 38,012,450
Money Market Fund	99,835	-	-	99,835
Total	$ 38,112,285	$ -	$ -	$ 38,112,285

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 48,868,853	$ -	$ -	$ 48,868,853
Money Market Fund	276,959	-	-	276,959
Total	$ 49,145,812	$ -	$ -	$ 49,145,812

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,677,852	$ -	$ -	$ 7,677,852
Money Market Fund	138,046	-	-	138,046
Total	$ 7,815,898	$ -	$ -	$ 7,815,898

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,381,543	$ -	$ -	$ 3,381,543
REITs	80,182	-	-	80,182
Money Market Fund	3,062,519	-	-	3,062,519
Total	$ 6,524,244	$ -	$ -	$ 6,524,244

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

3/1/13